Business Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Reportable Segment Information

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2014
Revenues from:
External Customers	$9,397	(b)	$4,553	$74	$2,384	(b)	$642	$22	$(52)	(c)	$17,020
Other Operating Segments	87	(b)	261	118	1,466	(b)	58	73	(2,063)		—
Total Revenues	$9,484		$4,814	$192	$3,850		$700	$95	$(2,115)		$17,020

Depreciation and Amortization	1,033		658	24	227		31	—	(44)	(d)	1,929
Interest and Investment Income	4		11	—	5		—	7	(20)		7
Carrying Costs Income	6		27	—	—		—	—	—		33
Interest Expense	526		280	23	46		17	26	(33)	(d)	885
Income Tax Expense	434		211	63	179		40	15	—		942

Net Income	712		355	151	367		49	4	—		1,638

Gross Property Additions	2,055		1,038	948	165		4	17	(28)		4,199

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2013
Revenues from:
External Customers	$9,347	$4,279	$27	$1,208	$544	$32	$(80)	(c)	$15,357
Other Operating Segments	645	199	51	2,457	19	57	(3,428)		—
Total Revenues	$9,992	$4,478	$78	$3,665	$563	$89	$(3,508)		$15,357

Asset Impairments and Other Related Charges	$72	$—	$—	$154	$—	$—	$—		$226
Depreciation and Amortization	941	591	10	236	31	—	(66)	(d)	1,743
Interest and Investment Income	7	2	—	2	—	69	(22)		58
Carrying Costs Income	14	16	—	—	—	—	—		30
Interest Expense	540	292	10	55	17	27	(35)	(d)	906
Income Tax Expense (Credit)	398	198	29	112	7	(60)	—		684

Net Income	681	358	80	228	12	125	—		1,484

Gross Property Additions	1,822	871	843	185	7	9	(81)		3,656

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2012
Revenues from:
External Customers	$8,785	$4,659	$7	$882	$647	$25	$(60)	(c)	$14,945
Other Operating Segments	633	159	17	2,585	20	58	(3,472)		—
Total Revenues	$9,418	$4,818	$24	$3,467	$667	$83	$(3,532)		$14,945

Asset Impairments and Other Related Charges	$13	$—	$—	$287	$—	$—	$—		$300
Depreciation and Amortization	873	561	3	349	29	—	(33)	(d)	1,782
Interest and Investment Income	5	4	—	1	—	22	(24)		8
Carrying Costs Income	28	24	1	—	—	—	—		53
Interest Expense	520	291	3	83	17	112	(38)	(d)	988
Income Tax Expense	345	201	17	15	7	19	—		604

Net Income (Loss)	803	389	43	100	15	(88)	—		1,262

Gross Property Additions	1,801	664	392	249	31	2	(20)		3,119

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
December 31, 2014
Total Property, Plant and Equipment	$39,402	$13,024	$2,714	$8,394	$700	$343	$(272)	(d)	$64,305
Accumulated Depreciation and Amortization	12,773	3,481	25	3,603	217	188	(99)	(d)	20,188
Total Property, Plant and Equipment – Net	$26,629	$9,543	$2,689	$4,791	$483	$155	$(173)	(d)	$44,117

Total Assets	$33,750	$14,495	$3,575	$6,329	$749	$21,081	$(20,346)	(d) (e)	$59,633

Investments in Equity Method Investees	26	1	548	—	58	15	—		648

Long-term Debt Due Within One Year:
Affiliated	$111	$—	$—	$86	$—	$—	$(197)		$—
Non-Affiliated	1,352	405	—	740	3	3	—		2,503

Long-term Debt:
Affiliated	20	—	—	32	—	—	(52)		—
Non-Affiliated	8,634	5,256	1,153	217	80	841	—		16,181

Total Long-term Debt	$10,117	$5,661	$1,153	$1,075	$83	$844	$(249)		$18,684

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
December 31, 2013
Total Property, Plant and Equipment	$37,545	$12,143	$1,636	$8,277	$638	$315	$(269)	(d)	$60,285
Accumulated Depreciation and Amortization	12,250	3,342	10	3,409	189	173	(85)	(d)	19,288
Total Property, Plant and Equipment – Net	$25,295	$8,801	$1,626	$4,868	$449	$142	$(184)	(d)	$40,997

Total Assets	$32,791	$14,165	$2,245	$6,426	$673	$19,645	$(19,531)	(d) (e)	$56,414

Investments in Equity Method Investees	24	—	480	—	54	11	—		569

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$179	$5	$—	$(184)		$—
Non-Affiliated	720	697	—	126	2	4	—		1,549

Long-term Debt:
Affiliated	151	—	—	118	10	—	(279)		—
Non-Affiliated	9,265	5,360	620	664	83	836	—		16,828

Total Long-term Debt	$10,136	$6,057	$620	$1,087	$100	$840	$(463)		$18,377

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo's generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.